Bank acceptance notes payable - Additional Information (Details)	Apr. 19, 2021 CNY (¥)	Apr. 19, 2021 USD ($)	Mar. 29, 2021 CNY (¥)	Mar. 29, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 12, 2020 CNY (¥)	Jan. 12, 2020 USD ($)	Dec. 31, 2019 USD ($)
Restricted Cash and Cash Equivalents, Current					$ 220,109			$ 205,520
Notes Payable to Bank, Current					$ 1,753,109			205,520
Maximum
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits					100.00%
Minimum
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits					0.00%
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits					100.00%
Notes Payable to Bank, Current					$ 0	¥ 1,431,200	$ 205,520	205,520
Bank acceptance notes payable issued by Zhang Jiagang Rural Commercial Bank
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits					100.00%
Notes Payable to Bank, Current			¥ 1,435,805	$ 220,109	$ 220,109			0
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	100.00%	100.00%
Notes Payable to Bank, Current	¥ 10,000,000	$ 1,533,000			$ 1,533,000			$ 0
Debt Instrument, Term	1 year
Commercial acceptance notes payable guaranteed by SPD Bank Lishui Branch | Zhejiang Xinsen Industrial Co., Ltd.,
Collateral amount	¥ 10,000,000	$ 1,533,000